Goodwill and Other Intangibles (Details) - Schedule of Changes in the Carrying Amount of Goodwill - Previously Reported [Member] - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning of period	$ 15,722	$ 15,688
Foreign currency translation adjustment	(108)	34
End of period	$ 15,614	$ 15,722